Commitments and Contingencies (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Commitments And Contingencies Textual [Abstract]
Annual insurance premiums	$ 1
General insurance expense	$ 1,000
Office space expenses | €		€ 8,700
Maximum [Member]
Commitments And Contingencies Textual [Abstract]
Supplemental information for property, casualty insurance underwriters, interest rate in range	40.00%	40.00%
Minimum [Member]
Commitments And Contingencies Textual [Abstract]
Supplemental information for property, casualty insurance underwriters, interest rate in range	25.00%	25.00%